Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

Zhongchao HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Zhongchao HK is exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

USA

Zhongchao USA is incorporated in the United States and is subject to a federal tax rate of 21%.

Japan

Under the current tax laws of Japan, Zhongchao Japan is incorporated in Japan and is subject to an income tax rate of 30%. For the year ended December 31, 2021 and 2020,   Zhongchao Japan did not have taxable income.

PRC

Zhongchao WFOE, Zhongchao Shanghai, Shanghai Maidemu are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. Hainan Zhongteng, located in Hainan Province, is subject to 15%. Beijing Boya and Hainan Muxin qualify as Small and Low Profit Enterprises, and are subject to a preferential EIT of 10%. Liaoning Zhixun was not qualified as a tax payer until fiscal year 2021.

Entities qualifying as Software Development Enterprises enjoy a preferential tax treatment of income tax exemption for the first two years, and 50% reduction of rate (i.e. 12.5%) for the next three years. Entities qualifying as High and New Technology Enterprises enjoy a preferential tax rate of 15%. Qualified as a Software Development Enterprise and a High and New Technology Enterprise, Zhongchao Shanghai received the preferential tax treatments from the year ended December 31, 2016, and was exempted from income taxes for the years ended December 31, 2016 and 2017, applied a preferential income tax rate of 12.5% for the years ended December 2018 through 2020. From January 1, 2021, Zhongchao Shanghai was subject to an EIT of 25%.

In September 2018, the State Taxation Administration of the PRC announced a preferential tax treatment for research and development expenses. Qualified entities is entitled to deduct 175% research and development expenses against income to reach a net operating income.

The components of (loss) profit before income tax benefits (expenses) are summarized as follows:

	For the Years Ended December 31,
	2021	2020	2019
PRC	$631,917	$4,976,484	$4,387,643
Non-PRC	(742,670)	(34,600)	-
Total	$(110,753)	$4,941,884	$4,387,643

Income tax benefits (expenses) consist of the following:

	For the Years Ended December 31,
	2021	2020	2019
Current income tax expenses	$(997,198)	$(543,211)	$(705,231)
Deferred income tax benefits	1,346,616	58,424	318,087
Income tax expenses	$349,418	$(484,787)	$(387,144)

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rates in other jurisdictions	(34.11)%	0%	0%
Effect of preferential tax benefits	167.36%	(13.96)%	(14.23)%
Effect of non-deductible expenses	(54.84)%	0.35%	0.39%
Effect of research and development credits	104.55%	(1.47)%	(2.25)%
Effect of deferred tax rate change	107.53%	0%	0%
Effective tax rate	315.49%	9.81%	8.82%

Deferred tax assets as of December 31, 2021 and 2020 consist of the following:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Excess advertising expense	$911,799	$699,717
Deferred Intangible assets amortization	33,590	22,983
Net operating loss carrying forward	1,079,962	7,666
Share-based compensation	156,928	65,181
Lease liabilities	31,615	-
	2,213,894	795,547
Deferred tax liability
Right of use assets	(37,184)	-

Deferred tax assets, net	$2,176,710	$795,547

As of December 31, 2021 and 2020, the Company had net operating loss carryforwards of $4,435,381 and $36,538, respectively. The net operating loss carryforwards $722,879 from Unite States   and Hong Kong at December 31, 2021 could be carried forward   indefinitely and shall not expire. The Company also has net operating loss carryforwards from PRC of $3,712,502 which expire starting in 2025 through 2026. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2021 and 2020, the Company did not record valuation allowance against the deferred tax assets based upon management’s assessment that it is more likely than not that there will be realization of the deferred tax asset.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Unrecognized tax benefits

The aggregate change in the balance of gross unrecognized tax benefits for 2021 is as follows:

2021
Beginning balances	$-
Increases related to tax positions change	1,470,344
Ending balances	$1,470,344

As of December 31, 2021 and 2020, there were $1,470,344 and nil respectively of unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Company expects that the position of unrecognized tax benefits will significantly decrease within 12 months of December 31, 2021. The balance is presented as a current liability in the consolidated financial statements as of December 31, 2021.

The Company recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended December 31,2021 and 2020, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Company has a liability for accrued interest of nil as of December 31, 2021 and 2020, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. We record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Company will record additional tax expense or tax benefit in the period in which such resolution occurs.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2021 and 2020 the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax. With the effective date of January 1, 2018, the Tax Act introduced a provision to tax global intangible low-taxed income (“GILTI”). The Company will account for future tax liability arising from Global Intangible Low-Taxed Income, if any, as a period cost.